Stock-based Compensation (Details) - shares	6 Months Ended
	Jun. 30, 2025	Apr. 15, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Shares reserved for future issuance			36,014,953	36,078,703
2025 Plan
Stock-based Compensation
Number of shares available for grant	537,614	935,554
Increase in the term of plan	5 years
Maximum percentage increase of total outstanding fully diluted common stock	5.00%
2025 ESPP
Stock-based Compensation
Shares reserved for future issuance	93,555
Shares reserved for issuance, maximum annual automatic increase term	10 years
Share based payment award shares offering periods	0 years
2025 ESPP | Option 1
Stock-based Compensation
Maximum percentage increase of total outstanding fully diluted common stock	1.00%
2025 ESPP | Option 2
Stock-based Compensation
Shares reserved for issuance increase in initial share Reserve multiplier	3